Cash and cash equivalents	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	September 30, 2025	December 31, 2024
	€m	€m
Cash and cash equivalents	193.6	403.3
‘Cash and cash equivalents’ comprise cash balances and deposits.